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               CREDIT SUISSE WARBURG PINCUS EMERGING MARKETS FUND



     I, the undersigned, a duly elected officer of Credit Suisse Warburg Pincus Emerging Markets Fund, do hereby certify that (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from those contained in the most recent registration statement amendment, filed April 2, 2001, and (ii) the text of such amendment was filed electronically.



     IN WITNESS WHEREOF, I have signed this Certificate on this 5th day of April, 2001.



                      CREDIT SUISSE WARBURG PINCUS EMERGING MARKETS FUND



                      By:/S/ GREGORY BRESSLER
                         -----------------------------------------------------
                           Name: Gregory Bressler
                           Title: Assistant Secretary